Short Term Loan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011 Mizrahi [Member]	Aug. 31, 2011 Mizrahi [Member]	Oct. 31, 2010 Leumi L'Israel [Member]	Sep. 30, 2010 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Dec. 31, 2010 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Minimum [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Maximum [Member]
Short-term Debt [Line Items]
Loan interest rate, spread over Prime		4.00%	1.05%		3.80%		2.875%		3.00%	3.50%
Short-term bank loans, fixed interest rate				4.36%		4.55%
Short-term loan		$ 1,500	$ 677	$ 677	$ 1,500		$ 1,400	$ 4,160
Short-term Debt, Terms	The loans are for periods of nine months and twelve months, respectively and accrue interest at a rate of Libor + 3.70% and Libor + 3.8%, respectively.
The loans were each for a period of six months and accrued interest at a rate of 4.36% and prime + 1.05%, respectively. These loans were repaid in accordance with the original agreements. (Rate as of December 31, 2010 - 4.55%).

The loans were each for a period of six months and accrued interest at a rate of 4.36% and prime + 1.05%, respectively. These loans were repaid in accordance with the original agreements. (Rate as of December 31, 2010 - 4.55%).
					The loans are for periods of nine months and twelve months, respectively and accrue interest at a rate of Libor + 3.70% and Libor + 3.8%, respectively.